Note 14 - Investments in non-consolidated companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Value	$ 1,561,212	$ 1,543,657	$ 1,608,804
Proportion of ownership interest in subsidiary	50.00%
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Value	$ 1,375,100
Ternium S.A. [member] | LUXEMBOURG
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	11.46%	11.46%
Value	$ 1,375,115	$ 1,377,911
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Value	$ 108,600
Proportion of ownership interest in subsidiary	3.96%
Usiminas [member] | Brazil
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	3.96%	3.96%
Value	$ 108,574	$ 102,812
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	22.00%
Techgen S.A. [member] | Mexico
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	22.00%	22.00%
Value	$ 73,936	$ 59,782
Other [member]
Disclosure of unconsolidated structured entities [line items]
Value	$ 3,587	$ 3,152